Restructuring and Related Charges (Schedule of Restructuring Charges Incurred Cumulative to Date) (Details) (2013 Mallinckrodt program, USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	$ 23.0	$ 14.9
Specialty Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	2.4	2.4
Global Medical Imaging
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	17.6	9.5
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred cumulative to date	$ 3.0	$ 3.0